TRADE PAYABLES (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF INFORMATION ABOUT TRADE PAYABLES
	As of
	June 30, 2023	December 31, 2022
	RMB’000	RMB’000
Trade payables	2,594	3,079